SCHEDULE OF COST OF REVENUES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Total cost of revenues	$ 10,149,305	$ 10,768,717
Electric Vehicles and Accessories Sales [Member]
Disaggregation of Revenue [Line Items]
Total cost of revenues	10,149,305	10,374,282
Software Development and Design Services [Member]
Disaggregation of Revenue [Line Items]
Total cost of revenues		$ 394,435